Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Right-of-use assets [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	Lease terms
Bottom of range [member] | Laboratory equipment [Member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	5 years
Bottom of range [member] | Office equipment [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	3 years
Top of range [member] | Laboratory equipment [Member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Top of range [member] | Office equipment [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years